EQUITY - Schedule Of Options to Purchase Class A Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	31,163,000	31,425,000
Unvested (in shares)	8,582,000	12,668,000
Number of share options outstanding in share-based payment arrangement	39,745,000	44,093,000
US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	1 year 9 months 18 days	2 years 1 month 6 days
C$11.77 | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	4,845,000	8,376,000
Unvested (in shares)	0	0
Number of share options outstanding in share-based payment arrangement	4,845,000	8,376,000
US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	3 years
Range two | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	16,604,000	16,569,000
Unvested (in shares)	0	1,094,000
Number of share options outstanding in share-based payment arrangement	16,604,000	17,663,000
US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	5 years 2 months 12 days	6 years 2 months 12 days
Range three | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	5,539,000	4,381,000
Unvested (in shares)	1,390,000	2,700,000
Number of share options outstanding in share-based payment arrangement	6,929,000	7,081,000
US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	7 years 3 months 18 days	8 years 2 months 12 days
Exercise Price Range Four [Member] | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	4,175,000	2,099,000
Unvested (in shares)	7,192,000	8,874,000
Number of share options outstanding in share-based payment arrangement	11,367,000	10,973,000
US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options		4 years
Bottom of range | US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 13.77	$ 13.77
Bottom of range | US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	18.43
Bottom of range | US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	24.15	24.15
Bottom of range | US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	35.56	35.56
Bottom of range | US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		18.43
Top of range | US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	16.70	16.70
Top of range | US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	22.05
Top of range | US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	31.64	31.64
Top of range | US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 46.62	46.62
Top of range | US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		$ 22.05